Operating segments	12 Months Ended
Dec. 31, 2017
Operating segments
Operating segments

24.  Operating segments

The Company is managed as a single business unit that provides air transportation services. The Company has two geographic segments identified below:

	2017		2016		2015
Operating revenues:
Domestic (Mexico)	Ps.	17,313,740	Ps.	15,720,807	Ps.	12,579,806
International:
United States of America and Central America*	7,531,635		7,791,644		5,599,898

Total operating revenues	Ps.	24,845,375	Ps.	23,512,451	Ps.	18,179,704

*United States of America represents approximately 29%, 32% and 31% of total revenues from external customers in 2017, 2016 and 2015, respectively.

Revenues are allocated by geographic segments based upon the origin of each flight.

The Company does not have material non-current assets located in foreign countries.